Income Taxes (Changes in Gross Amounts of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 16,735	$ 16,002
Additions based on tax positions related to the current year	4,218	2,018
Additions for tax positions of prior years	5,162	2,640
Decrease for tax position of prior years	(6,796)
Settlements with taxing authorities	0	(2,988)
Reductions due to lapse of statute of limitations	(288)	(747)
Decrease from currency translation	(737)	(190)
Ending balance	$ 18,294	$ 16,735